Income Taxes - Summary of current and deferred components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Current income tax	¥ 2,697		¥ 1,150	¥ 3,974
Deferred income tax	(2,142)		21,826	(224,961)
Income tax (benefit)/expense	¥ 555	$ 78	¥ 22,976	¥ (220,987)